Other receivables	12 Months Ended
Dec. 31, 2017
Other receivables
Other receivables

Note 6 – Other receivables

Other receivables consist of the following:

	As of December 31,
Current other receivables	2017	2016
Prepaid expenses	554	620
Deposit in auction’s warrant to CONATEL (Note 2.i)	278	-
Expenditure reimbursement	134	126
Tax credits	218	46
Restricted funds	45	33
Receivables for return of handsets under warranty	15	29
PP&E disposal receivables	20	18
Guarantee deposits	13	10
Tax on personal property – on behalf of Shareholders	-	8
NDF (Note 20) (*)	66	2
Other	171	140

Subtotal	1,514	1,032
Allowance for doubtful accounts	(23)	(21)

	1,491	1,011

(*) Includes 60 of Financial NDF as of December 31, 2017.

Non-current other receivables
Prepaid expenses	266	258
Credit on SC Resolution No. 41/07 and IDC (Note 2.m and n)	56	57
Restricted funds	53	33
Regulatory receivables (Paraguay)	39	27
Tax on personal property – on behalf of Shareholders	18	18
Tax credits	15	11
Guarantee deposits	21	12
Credit of indemnity for Tuves Paraguay acquisition	29	-
Financial NDF (Note 20)	2	-
Other	1	19

Subtotal	500	435
Allowance for regulatory matters (Note 2.m and n)	(56)	(57)
Allowance for tax on personal property	(18)	(18)
Allowance for tax on other credits (i)	(7)	-

	419	360

Total other receivables	1,910	1,371

(i)	6 allocated to Taxes with the Regulatory Authority and 1 to Currency translation adjustments.

Movements in the allowances are as follows:

	Years ended December 31,
Current allowance for doubtful accounts	2017	2016
At the beginning of the year	(21)	(25)
Additions	(2)	-
Uses	-	4

At the end of the year	(23)	(21)

	Years ended December 31,
	2017	2016
Non-current allowance for regulatory matters
At the beginning of the year	(57)	(84)
Compensation of Telecom Argentina’s regulatory liabilities	1	27

At the end of the year	(56)	(57)

	Years ended December 31,
Non-current allowance for tax on personal property	2017	2016
At the beginning of the year	(18)	(18)
Additions	-	-

At the end of the year	(18)	(18)